Related Party Transactions	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Related Party Transactions
Note 17. Related Party Transactions

Spin Agreements

In connection with the completion of the Spin-off, on November 3, 2015, we entered into several agreements with Archrock and certain subsidiaries of Archrock and, with respect to certain agreements, a subsidiary of Archrock Partners, that govern the Spin-off and the relationship among the parties following the Spin-off, including the following (collectively, the “Spin Agreements”):

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The separation and distribution agreement contains the key provisions relating to the separation of our business from Archrock’s business and the distribution of our common stock to its stockholders. The separation and distribution agreement identifies the assets and rights that were transferred, liabilities that were assumed or retained and contracts and related matters that were assigned to us by Archrock or by us to Archrock in the Spin-off and describes how these transfers, assumptions and assignments occurred. Pursuant to the separation and distribution agreement, on November 3, 2015, we transferred net proceeds of $532.6 million from borrowings under the Credit Facility to Archrock to allow for its repayment of a portion of its indebtedness. In addition, the separation and distribution agreement contains certain noncompetition provisions addressing restrictions for three years after the Spin-off on our ability to provide compression contract operations and aftermarket services in the U.S. and on Archrock’s ability to provide compression contract operations and aftermarket services outside of the U.S. and to provide products for sale worldwide that compete with our product sales business, subject to certain exceptions. The separation and distribution agreement also governs the treatment of aspects relating to indemnification, insurance, confidentiality and cooperation. Additionally, the separation and distribution agreement specifies the right of a subsidiary of Archrock to receive payments from EESLP based on a notional amount corresponding to payments received by our subsidiaries from PDVSA Gas in respect of the sale of our and our joint ventures’ previously nationalized assets promptly after such amounts are collected by our subsidiaries and a $25.0 million cash payment from EESLP promptly following the occurrence of a qualified capital raise which was paid in the second quarter of 2017 after the issuance of the 2017 Notes. See Note 11 for details relating to the issuance of the 2017 Notes.

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The tax matters agreement governs the respective rights, responsibilities and obligations of Archrock and us with respect to tax liabilities and benefits, tax attributes, the preparation and filing of tax returns, the control of audits and other tax proceedings and certain other matters regarding taxes.

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The employee matters agreement governs the allocation of liabilities and responsibilities between Archrock and Exterran Corporation relating to employee compensation and benefit plans and programs, including the treatment of retirement, health and welfare plans and equity and other incentive plans and awards. The agreement contains provisions regarding stock-based compensation. See Note 19 for additional information relating to the Exterran Corporation Stock Incentive Plan.

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The transition services agreement set forth the terms on which Archrock provided to us, and we provided to Archrock, on a temporary basis, certain services or functions that the companies shared prior to the Spin-off. During the year ended December 31, 2016, we recorded selling, general and administrative expense of $0.7 million and other income of $1.3 million associated with services under the transition services agreement. For the period from November 4, 2015 through December 31, 2015, we recorded selling, general and administrative expense of $0.2 million and other income of $0.2 million associated with services under the transition services agreement.

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The supply agreement set forth the terms under which we provided manufactured equipment, including the design, engineering, manufacturing and sale of natural gas compression equipment, on an exclusive basis to Archrock and Archrock Partners. The supply agreement had a term of two years, subject to certain cancellation clauses, and was extendable for additional one year terms by mutual agreement of the parties, of which the parties chose not to extend the agreement. Pursuant to the supply agreement, each of Archrock and Archrock Partners was required to purchase their requirements of newly-manufactured compression equipment from us, subject to certain exceptions. Subsequent to November 3, 2015, sales to Archrock and Archrock Partners are considered sales to third parties.

Transactions with Affiliates

All intercompany transactions and accounts within these financial statements have been eliminated. All affiliate transactions occurring prior to the Spin-off between the international services and product sales businesses of Archrock and the other businesses of Archrock have been included in these financial statements. Prior to the Spin-off, sales of newly-manufactured compression equipment from the product sales business of EESLP to Archrock Partners were used in the U.S. services business of Archrock and were made pursuant to an omnibus agreement between the parties and other affiliates of both entities. Through November 3, 2015, per the omnibus agreement, revenue was determined by the cost to manufacture such equipment plus a fixed margin. During the year ended December 31, 2015, we recorded product sales revenue from affiliates of $154.3 million and cost of sales of $141.9 million from the sale of newly-manufactured compression equipment to Archrock Partners. Subsequent to November 3, 2015, sales to Archrock Partners are considered sales to third parties.

Prior to the closing of the Spin-off, EESLP also had a fleet of compression units used to provide compression services in the U.S. services business of Archrock. Revenue prior to the Spin-off was not recognized in our statements of operations for the sale of compressor units by us that were used by EESLP to provide compression services to customers of the U.S. services business of Archrock. The costs of these units were treated as a reduction of parent equity in the balance sheets and a distribution to parent in the statements of cash flows and totaled $32.3 million during the year ended December 31, 2015. Subsequent to November 3, 2015, sales to Archrock are considered sales to third parties.

Allocation of Expenses

For the periods prior to the Spin-off, the statements of operations also includes expense allocations for certain functions performed by Archrock which have not been historically allocated to its operating segments, including allocations of expenses related to executive oversight, accounting, treasury, tax, legal, human resources, procurement and information technology. Included in our selling, general and administrative expense during the year ended December 31, 2015 was $46.9 million of allocated corporate expenses incurred by Archrock prior to the Spin-off. These costs were allocated to us systematically based on specific department function and revenue. Management believes the assumptions underlying the financial statements, including the assumptions regarding allocating expenses from Archrock, are reasonable. Nevertheless, the financial statements may not be representative of all of the actual expenses that would have been incurred had we been a stand-alone public company during the periods presented and, consequently, may not reflect our combined results of operations, financial position and cash flows had we been a stand-alone public company during the periods presented. Actual costs that would have been incurred if we had been a stand-alone public company would depend on multiple factors, including organizational structure and strategic decisions made in various areas, including information technology and infrastructure.

Cash Management

Prior to the closing of the Spin-off, EESLP provided centralized treasury functions for Archrock’s U.S. operations, whereby EESLP regularly transferred cash both to and from U.S. subsidiaries of Archrock, as necessary. In conjunction therewith, the intercompany transactions between our U.S. subsidiaries and the other U.S. subsidiaries of Archrock were considered to be effectively settled in cash in these financial statements for the periods prior to the Spin-off. Intercompany receivables/payables from/to related parties arising from transactions with affiliates and expenses allocated from Archrock described above were included in net distributions to parent in the financial statements.

Net Distributions to Parent

Parent equity, which included retained earnings prior to the Spin-off, represents Archrock’s interest in our recorded net assets. Prior to the Spin-off, all transactions between us and Archrock were presented in the accompanying statement of stockholders’ equity as net distributions to parent. As of November 3, 2015, parent equity was converted to common stock and additional paid-in capital. A reconciliation of net distributions to parent in the statement of stockholders’ equity to the corresponding amount presented in the statement of cash flows for the year ended December 31, 2015 is provided below (in thousands):

Year Ended December 31, 2015
Net distributions to parent per the statement of stockholders’ equity	$(57,635)
Stock-based compensation expenses prior to the Spin-off	(6,066)
Net transfers of property, plant and equipment from parent prior to the Spin-off	(7,627)
Transfer of net deferred tax liabilities from parent at Spin-off	29,203
Transfer of other net assets to parent at Spin-off	1,907
Net distributions to parent per the statement of cash flows	$(40,218)